Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions
Schedule of detailed information about provisions
(a)	This caption is made up as follows:

	As of			Reclassifications		As of			Reclassifications		As of
	January 1,		Accretion	and		December 31,		Accretion	and		December 31,
	2023	Changes	expense	others	Disbursements	2023	Changes	expense	others	Disbursements	2024
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Closure of mining units and projects (b)	254,247	11,076	12,067	—	(18,024)	259,366	73,090	8,476	(6,642)	(17,372)	316,918
Environmental liabilities	16,261	7,097	—	3,671	(4,763)	22,266	4,062	—	5,133	(6,634)	24,827
Environmental contingencies	8,416	(1,868)	—	97	(2,956)	3,689	2,987	—	—	(1,166)	5,510
Safety contingencies	6,716	(1,702)	—	7	(58)	4,963	(373)	—	—	76	4,666
Labor contingencies	5,131	(1,343)	—	36	—	3,824	643	—	—	(181)	4,286
Tax contingencies	5,005	(2,014)	—	—	—	2,991	(1,043)	—	—	—	1,948
Obligations with communities	2,105	(290)	—	23	—	1,838	(1,048)	—	—	—	790
Other provisions	637	1,126	—	—	—	1,763	(408)	—	—	—	1,355
	298,518	12,082	12,067	3,834	(25,801)	300,700	77,910	8,476	(1,509)	(25,277)	360,300

Classification by maturity:
Current portion	94,171					107,491					53,900
Non-current portion	204,347					193,209					306,400
	298,518					300,700					360,300

Closure of mining units and exploration projects [Member]
Provisions
Schedule of detailed information about provisions
(b)	Provision for closure of mining units and exploration projects -

The table below presents the movement of the provision for closure of mining units and exploration projects:

	2024	2023
	US$(000)	US$(000)

Beginning balance	259,366	254,247

Additions (reversals) in estimates and reclassifications:
Continuing mining units	65,397	11,879
Discontinued mining units, note 1(e)	555	6,991
Exploration projects, note 28(a)	496	(7,794)
	66,448	11,076
Accretion expense:
Continuing mining units, note 29(a)	7,563	11,249
Exploration projects, note 29(a)	518	589
Discontinued mining units, note 1(e)	395	229
	8,476	12,067

Disbursements	(17,372)	(18,024)

Ending balance	316,918	259,366

Classification by maturity:
Current portion	25,758	80,548
Non-current portion	291,160	178,818

	316,918	259,366

Sociedad Minera Cerro Verde S.A.A.
Provisions
Schedule of detailed information about provisions

	December 31,	December 31,
	2024	2023
	US$(000)	US$(000)

Current
Provision for social commitments (a)	4,600	400
Provision for legal contingencies (b)	2,411	2,139
Provision for remediation and mine closure (c)	—	234
Total current	7,011	2,773

Non–current
Provision for remediation and mine closure (c)	234,126	259,610
Provision for social commitments (a)	5,783	9,983
Provision for tax contingencies (d)	3,427	—
Provision for uncertainty over income tax treatments (e)	2,964	2,140
Provision for legal contingencies (b)	1,127	1,087
Total non-current	247,427	272,820

Total provisions	254,438	275,593
(a)	The provision for social commitments is associated with repaving Alata - Congata Road (US$6.1 million as of December 31, 2024 and December 31, 2023) and an irrigation project in La Joya (US$4.3 million as of December 31, 2024 and December 31, 2023).
(b)	The provision for legal contingencies is mainly associated to penalties incurred with OSINERGMIN (Supervisory Agency for Investment in Energy and Mining) and SUNAFIL (National Superintendence of Labor Inspection) fines, which have been appealed by the Company.
(c)	The Company’s mineral exploration and exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit and a mine closure plan approved by the Ministry of Energy and Mines.

Schedule of detailed information about provision for closure of mining units and exploration projects

The table below presents the changes in the provision for remediation and mine closure:

	December 31,	December 31,
	2024	2023
	US$(000)	US$(000)

Beginning balance	259,844	209,660
Accretion expense	11,160	9,917
Changes in estimates (see Note 7)	(36,885)	40,425
Progressive mine closure payments in hydrometallurgy process	—	(149)
Exchange rate effect	7	(9)

Final balance	234,126	259,844